24. Condensed Parent Company Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Other investments	$ 6,637	$ 6,592
Other assets	2,878	2,432
Total Assets	612,678	616,982
LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	1,353	761
Other short term borrowings	27,552	20,052
Long Term Debt	40,146	47,698
Total Liabilities	558,920	563,422
STOCKHOLDERS' EQUITY	53,758	53,560	$ 52,802
Total Liabilities and Stockholders' Equity	612,678	616,982
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	23,394	22,763
Interest expense	(4,175)	(4,557)
(Loss) Income Before Income Taxes	(348)	132
Income tax benefit	360	1,205
Net Income	12	1,337
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	12	1,337
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense	54	0
Depreciation and amortization	954	1,024
(Increase) decrease in other assets	(5)	(175)
Increase (decrease) in other liabilities	592	253
Net Cash provided by operating activities	3,963	4,984
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) investing activities	3,516	(25,267)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	7,500	1
Issuance of common stock	1,110	0
Decrease in Long Term Debt	(7,552)	(52)
Net cash provided by financing activities	(3,985)	11,364
Net increase (decrease) in cash and cash equivalents	3,494	(8,919)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	46,891	55,810
CASH AND CASH EQUIVALENTS AT END OF YEAR	50,385	46,891
Parent Company [Member]
ASSETS
Cash	224	14
Other investments	102	102
Equity in subsidiary	53,412	53,444
Other assets	20	0
Total Assets	53,758	53,560
LIABILITIES AND STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY	53,758	53,560
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	4	4
Other income	0	0
Interest expense	0	0
Operating expense	(86)	(95)
(Loss) Income Before Income Taxes	(82)	(91)
Income tax benefit	27	31
Equity in undistributed earnings of subsidiary	67	1,397
Net Income	12	1,337
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	12	1,337
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense	55	0
Equity in undistributed earnings of subsidiary	(67)	(1,397)
(Increase) decrease in other assets	(50)	43
Increase (decrease) in other liabilities	0	0
Net Cash provided by operating activities	(50)	(17)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contributed to subsidiary bank	(850)	(300)
Net cash (used in) investing activities	(850)	(300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	0	0
Issuance of common stock	1,110	0
Issuance of preferred stock	0	0
Redemption of capital securities	0	0
Net cash provided by financing activities	1,110	0
Net increase (decrease) in cash and cash equivalents	210	(317)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14	331
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 224	$ 14